UNITED STATES
       		SECURITIES AND EXCHANGE COMMISSION
       			FORM 13F



       		FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:


September 30, 2003

Check here if Amendment []; Amendment Number:
This Amendment (check only one.) : [    ] is a restatement.
				  [     ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:		Granite Capital International Group, LP
Address:		126 East 56th Street
       		25th Floor
			New York, New York 10022

13F- File Number:

The Institutional investment manager
filing this report and the person whom
it is signed hereby represent that the
person signing the report is authorized
to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Lloyd Moskowitz
Title:		Controller
Phone:		212-407-3344
Signature, Place and Date of Signing:

	Lloyd Moskowitz  New York, New York  November 14, 2002


Report Type (Check only one.):

[ X  ]    13F Holdings Report.
[    ]    13F Notice.
[    ]    13F Combination Report.


List of Other Managers Reporting for this Manager:
		None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


		FORM 13F SUMMARY PAGE


Report Summary:


Number of other Included Managers:	0

Form 13F Information Table Entry Total:	91
Form 13F Information Table Value Total:	$456,974


List of Other Included Managers:

No. 13F File Number		Name






 WALTER F. HARRISON, III











   AS OF SEPTEMBER 30, 2002















































  WALTER F. HARRISON, III









             FORM 13F










    AS OF SEPTEMBER 30, 2003





                   FORM 13F














 Name of Reporting Manager : Walter F. Harrison III



(SEC USE ONLY)
Item 1:
Item 2
Item 3
 Item 4
 Item 5
Item 6:


Item 7:
Item 8:


Name of Issuer
Title of Class
CUSIP
 Fair Market
 Shares of
Investment Discretion
Managers
Voting Authority (Shares)


Number
 Value
 Principal

(b) Shared
See Instruc. V







 Amount
(a) Sole
As Defined
(c) Shared
(a) Sole
(b) Shared
(c) None










































in Instr. V
Other




AG SERVICES OF AMERICA
    Common
001250109
         1,591,563
        269,300
X


Walter Harrison
X


AFFILIATED MANAGERS GROUP
    Common
008252108
         1,036,200
          16,500
X


Walter Harrison
X


AGERE SYSTEMS INC
Common
00845V100
            722,678
        235,400
X


Walter Harrison
X


AGILENT TECHNOLOGIES INC
Common
00846U101
         1,367,504
          61,850
X


Walter Harrison
X


ALLIANT TECHSYSTEMS INC
    Common
018804104
        15,375,375
        319,987
X


Walter Harrison
X


ALTERA CORP
    Common
021441100
            902,961
          47,700
X


Walter Harrison
X


ALTRIA GROUP
Common
02209S103
        12,456,063
        284,385
X


Walter Harrison
X


AMERICAN TECHNOLOGY CORP CMN
Common
030145205
         2,344,611
        387,539
X


Walter Harrison
X


AOL TIME WARNER INC.
Common
00184A105
         2,850,502
        188,650
X


Walter Harrison
X


ANTHRACITE CAPITAL INC
    Common
037023108
         3,549,849
        367,860
X


Walter Harrison
X


APPLIED MICRO CIRCUITS CORP
Common
03822W109
            294,030
          60,500
X


Walter Harrison
X


BANK NEW YORK INC
    Common
064057102
        14,041,878
        482,373
X


Walter Harrison
X


BINDVIEW DEVELOPMENT CORP
Common
090327107
            767,769
        282,268
X


Walter Harrison
X


BRITESMILE  INC
    Common
110415106
         1,164,404
          36,399
X


Walter Harrison
X


CABLEVISION SYSTEMS CORP
Common
12686C109
            929,435
          51,350
X


Walter Harrison
X


CADENCE DESIGN SYSTEMS INC
Common
127387108
         1,066,640
          79,600
X


Walter Harrison
X


CAPITAL AUTOMOTIVE REIT
    Common
139733109
        16,937,182
        558,430
X


Walter Harrison
X


CAPITAL CROSSING BANK
    Common
140071101
        10,074,870
        283,400
X


Walter Harrison
X


CAREMARK RX INC
Common
141705103
        10,105,319
        447,138
X


Walter Harrison
X


CARMAX INC
Common
143130102
         1,250,878
          38,300
X


Walter Harrison
X


CENDANT CORP
Common
151313103
         3,934,245
        210,500
X


Walter Harrison
X


CENTENE CORP DEL
Common
15135B101
            461,928
          15,200
X


Walter Harrison
X


CHARLOTTE RUSSE HLDG INC
Common
161048103
            138,780
          13,500
X


Walter Harrison
X


CITIZENS COMMUNICATIONS COMPANY
    Common
17453B101
         4,111,828
        366,800
X


Walter Harrison
X


CNA FINANCIAL CORP
    Common
126117100
        12,623,309
        600,538
X


Walter Harrison
X


COMCAST CORP
Common
20030N200
            370,500
          12,500
X


Walter Harrison
X


COMPUTER ASSOC INTL INC.
    Common
204912109
        16,105,249
        616,823
X


Walter Harrison
X


CONVERGYS CORP
    Common
212485106
         3,238,844
        176,600
X


Walter Harrison
X


CYBERONICS
    Common
23251P102
         9,517,225
        308,500
X


Walter Harrison
X


DIAMONDCLUSTER INT'L
Common
25278P106
            912,323
        133,400
X


Walter Harrison
X


DVI INC
    Common
233343102
              70,983
        645,300
X


Walter Harrison
X


ENTERTAINMENT PROPERTIES TRUST
Common
29380T105
            150,000
            5,000
X


Walter Harrison
X


EVEREST REINSURANCE
    Common
G3223R108
        20,726,497
        275,765
X


Walter Harrison
X


FANNIE MAE COMMON STOCK
Common
313586109
        14,266,044
        203,220
X


Walter Harrison
X


FAIRFAX FINANCIAL
    Common
030390110
                    20
            2,000
X


Walter Harrison
X


FIRST NIAGRA FINANCIAL GROUP
Common
33582V108
            762,347
          50,520
X


Walter Harrison
X


FIRST REPUBLIC BANK
    Common
336158100
         8,075,919
        261,950
X


Walter Harrison
X


FOOT LOCKER INC
Common
344849104
         1,637,010
        101,050
X


Walter Harrison
X


FOREST CITY ENTERPRISES (CL-A)
     Class-A
345550107
        17,959,375
        410,500
X


Walter Harrison
X


GENERAL MOTORS
    Common
370442832
         3,523,122
        246,200
X


Walter Harrison
X


GOOD GUYS INC
    Common
382091106
         1,844,929
        927,100
X


Walter Harrison
X


HOLLINGER ITNL INC CL A
    Common
435569108
         4,006,340
        324,400
X


Walter Harrison
X


HOLLYWOOD MEDIA CORP
    Common
436233100
         1,575,508
      1,260,406
X


Walter Harrison
X


HOME DEPOT
Common
437076102
         1,033,533
          32,450
X


Walter Harrison
X


HUDSON HIGHLAND GROUP INC
Common
443792106
            683,790
          35,540
X


Walter Harrison
X


ITLA CAP CORP
    Common
450565106
        12,412,504
        291,100
X


Walter Harrison
X


J. JILL GROUP INC
Common
466189107
            218,453
          18,881
X


Walter Harrison
X


JABIL CIRCUIT
Common
466313103
            399,868
          15,350
X


Walter Harrison
X


KOPIN CORP
Common
500600101
            406,510
          59,000
X


Walter Harrison
X


LABORATORY CORP AMER HLDGS CMN
Common
50540R409
         1,024,590
          35,700
X


Walter Harrison
X


LAKES ENTERTAINMENT INC
    Common
51206P109
         2,717,138
        288,750
X


Walter Harrison
X


LIBERTY MEDIA
    Common
530718105
         9,239,698
        926,750
X


Walter Harrison
X


LONE STAR STEAKHOUSE SALOON
    Common
542307103
         3,095,290
        148,100
X


Walter Harrison
X


M SYS FLASD DISK PIONEERS LD
Common
M7061C100
            645,270
          41,100
X


Walter Harrison
X


MAGNUM HUNTER RESOURCES
Common
55972F203
         8,438,143
      1,056,088
X


Walter Harrison
X


MAYORS JEWELERS INC
    Common
578462103
            387,542
        530,880
X


Walter Harrison
X


MEDCO HEALTH SOLUTIONS
Common
58405U102
                5,186
               200
X


Walter Harrison
X


METTLER TOLEDO INTL
    Common
592688105
         6,639,965
        184,700
X


Walter Harrison
X


MONSTER WORLDWIDE
Common
611742107
            484,224
          19,200
X


Walter Harrison
X


NEW YORK COMMUNITY BANCORP INC
    Common
649445103
         9,993,050
        317,139
X


Walter Harrison
X


NORTH FORK BANCORPORATION INC NY
    Common
659424105
        13,986,806
        402,498
X


Walter Harrison
X


NTL (DELWARE) INC.
Common
62940M104
            710,245
          15,350
X


Walter Harrison
X


OCWEN FINANCIAL CORP
    Common
675746101
         2,960,890
        650,745
X


Walter Harrison
X


ONYX PHARMACEUTICALS INC
Common
683399109
            466,991
          21,650
X


Walter Harrison
X


PFF BANCORP
    Common
69331W104
         6,092,268
        191,100
X


Walter Harrison
X


PFIZER INC
Common
717081103
         1,323,049
          43,550
X


Walter Harrison
X


PARK PLACE ENTERTAINMENT CORP
    Common
700690100
         3,494,754
        387,875
X


Walter Harrison
X


PULTE HOMES INC
    Common
745867101
        20,556,907
        302,263
X


Walter Harrison
X


PREPAID LEGAL SERVICES
Common
740065107
            254,669
          10,874
X


Walter Harrison
X


PRICE COMMUNICATIONS
Common
741437305
         1,843,260
        148,650
X


Walter Harrison
X


PROGRESS SOFTWARE
Common
743312100
            430,437
          19,900
X


Walter Harrison
X


PROVIDIAN FINANCIAL CORP
Common
74406A102
         1,192,559
        101,150
X


Walter Harrison
X


RADIAN GROUP INC(CMAC)
    Common
750236101
        15,743,929
        354,593
X


Walter Harrison
X


RECONDITIONED SYSTEMS INC
    Common
756240305
            657,099
        365,055
X


Walter Harrison
X


REDWOOD TRUST INC
    Common
758075402
        17,783,832
        419,430
X


Walter Harrison
X


REYNOLDS & REYNOLDS CO CL-A
     Class-A
761695105
        20,404,081
        740,620
X


Walter Harrison
X


SALIX PHARMACEUTICALS, LTD CMN
Common
795435106
            349,569
          18,150
X


Walter Harrison
X


SMITH & WOLLENSKY RESTAURANT
Common
831758107
         3,283,718
        548,200
X


Walter Harrison
X


STANDARD & POORS DEP RCPTS SPDR
0
78462F103
        31,156,914
        311,725
X


Walter Harrison
X


STORAGE NETWORKS INC  CMN
Common
86211E103
            174,168
        106,200
X


Walter Harrison
X


SYMBOL TECHNOLOGIES
Common
871508107
            457,685
          38,300
X


Walter Harrison
X


TEVA PHARMACEUTICAL IND LTD
    Common
881624209
         9,979,970
        174,475
X


Walter Harrison
X


ULTIMATE ELECTRONICS INC
Common
903849107
              87,420
            9,300
X


Walter Harrison
X


US BANCORP
Common
902973304
         5,042,602
        210,196
X


Walter Harrison
X


WADDELL & REED FIN, INC
    Common
930059100
         1,007,618
          42,750
X


Walter Harrison
X


WASHINGTON MUTUAL, INC
    Common
939322103
         8,961,951
        227,634
X


Walter Harrison
X


WEB METHODS INC
Common
94768C108
                4,419
               551
X


Walter Harrison
X


WESTWOOD ONE INC
Common
961815107
         1,095,897
          36,300
X


Walter Harrison
X


WMS INDS INC
    Common
929297109
         3,874,860
        171,000
X


Walter Harrison
X


WYETH
Common
983024100
            693,805
          15,050
X


Walter Harrison
X


XM SATELLITE RADIO HLDGS INC
Class-A
983759101
            234,825
          15,150
X


Walter Harrison
X




Total
      456,973,987







